ACQUISITION OF SUBSIDIARIES - Acquisitions in 2022 (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Aug. 01, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACQUISITION OF SUBSIDIARIES
Goodwill, Total				¥ 0	¥ 0	¥ 1,364,191
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui")
ACQUISITION OF SUBSIDIARIES
Percentage of equity interests acquired		100.00%
Cash and cash equivalents		¥ 9,014
Property and equipment, net		92,157
Operating lease right-of-use assets, net		199,255
Deferred tax assets		13,921
Other current assets		289,480
Total assets acquired		692,327
Other current liabilities		(436,124)
Operating lease liabilities		(208,612)
Deferred tax liabilities		(22,125)
Total liabilities assumed		(666,861)
Net assets acquired		25,466
Purchase consideration	$ 50,000	50,000
Goodwill, Total		24,534
Revenue of acquiree since the acquisition date included in the consolidated statement of operations						0
Net profit loss of acquiree since the acquisition date included in the consolidated statement of operations						¥ 24,757
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") | Operating permits
ACQUISITION OF SUBSIDIARIES
Intangible assets		29,000
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") | Customer contract
ACQUISITION OF SUBSIDIARIES
Intangible assets		¥ 59,500
BJ JiangHeCloud
ACQUISITION OF SUBSIDIARIES
Percentage of equity interests acquired			100.00%
Purchase consideration			¥ 847,438
Contingent Consideration, cash to be paid			¥ 57,500	¥ 57,500	¥ 57,500